Expense Example - FidelitySeriesFloatingRateHighIncomeFund-PRO - FidelitySeriesFloatingRateHighIncomeFund-PRO - Fidelity Series Floating Rate High Income Fund - Fidelity Series Floating Rate High Income Fund
Nov. 29, 2024 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	6
10 years	$ 28